Long-Term Debt	12 Months Ended
Dec. 31, 2012
Long-Term Debt

NOTE 14 – LONG-TERM DEBT

Long-term debt at December 31, 2012 and 2011 is summarized as follows:

(Dollars in thousands)	2012	2011
Federal Home Loan Bank notes (IBERIABANK) at:
2.273 to 7.040% fixed	$233,812	$285,930

Notes payable - Investment fund contributions (IBERIABANK):
7 to 40 year term, 0.50 to 5.00% fixed	77,703	54,941

Junior subordinated debt (IBERIABANK Corporation):
Statutory Trust I, 3 month LIBOR(1) plus 3.25%	10,310	10,310
Statutory Trust II, 3 month LIBOR(1) plus 3.15%	10,310	10,310
Statutory Trust III, 3 month LIBOR(1) plus 2.00%	10,310	10,310
Statutory Trust IV, 3 month LIBOR(1) plus 1.60%	15,464	15,464
American Horizons Statutory Trust I, 3 month LIBOR(1) plus 3.15%	6,186	6,186
Statutory Trust V, 3 month LIBOR(1) plus 1.435%	10,310	10,310
Statutory Trust VI, 3 month LIBOR(1) plus 2.75%	12,372	12,372
Statutory Trust VII, 3 month LIBOR(1) plus 2.54%	13,403	13,403
Statutory Trust VIII, 3 month LIBOR(1) plus 3.50%	7,217	7,217
OMNI Trust I, 3 month LIBOR(1) plus 3.30%	8,248	8,248
OMNI Trust II, 3 month LIBOR(1) plus 2.79%	7,732	7,732

Total long-term debt	$423,377	$452,733

(1)	The interest rate on the Company’s long-term debt indexed to LIBOR is based on the 3-month LIBOR rate. At December 31, 2012, the 3-month LIBOR rate was 0.31%.

FHLB advance repayments are amortized over periods ranging from two to 30 years, and have a balloon feature at maturity. Advances are collateralized by a blanket pledge of eligible loans, subject to contractual adjustments which reduce the borrowing base, as well as a secondary pledge of FHLB stock and FHLB demand deposits. Total additional advances available from the FHLB at December 31, 2012 were $1,350,424,000 under the blanket floating lien and an additional $79,539,000 with a pledge of investment securities. The weighted average advance rate at December 31, 2012 was 4.31%.

The Company has various funding arrangements with commercial banks providing up to $130,000,000 in the form of federal funds and other lines of credit. At December 31, 2012, there were no balances outstanding on these lines and all of the funding was available to the Company.

Junior subordinated debt consists of a total of $111,862,000 in Junior Subordinated Deferrable Interest Debentures of the Company issued to statutory trusts that were funded by the issuance of floating rate capital securities of the trusts. Issuances of $10,310,000 each were completed in November 2002, June 2003, September 2004, and June 2007 and an issuance of $15,464,000 was completed in October 2006. The issue of $6,186,000 completed in March 2003 was assumed in the American Horizons acquisition. The Company issued $25,775,000 in November 2007 and $7,217,000 in March 2008 to provide funding for various business activities, primarily loan growth. Issuances of $8,248,000 and $7,732,000 were assumed in the OMNI acquisition during 2011.

The term of the securities is 30 years, and they are callable at par by the Company anytime after 5 years. Interest is payable quarterly and may be deferred at any time at the election of the Company for up to 20 consecutive quarterly periods. During a deferral period, the Company is subject to certain restrictions, including being prohibited from declaring and paying dividends to its common shareholders.

The debentures qualify as Tier 1 Capital and the capital note qualifies as Tier 2 capital for regulatory purposes.

Advances and long-term debt at December 31, 2012 have maturities or call dates in future years as follows:

(Dollars in thousands)	Amount
Year ending December 31,
2013	$30,914
2014	111,329
2015	1,220
2016	26,276
2017	50,567
2018 and thereafter	203,071

Total	$423,377